Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	7,185	5,516	4,325
In respect of current year U.S.	—	—	(1)
In respect of prior years U.K.	69	(22)	(86)
Total current tax	7,254	5,494	4,238

Deferred tax:
In respect of current year U.S.	15	—	1
In respect of prior years U.S.	—	(1)	—
Total deferred tax	15	(1)	1

Income tax credit	7,269	5,493	4,239

Current income tax receivable:
U.K. tax	7,185	9,818	8,477
U.S. tax	3	4	4
Current income tax receivable	7,188	9,822	8,481

Deferred tax:
U.S. tax	60	44	46

Schedule of Reconciliation of Accounting Loss per Statement of Operations

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2021	2020	2019
	(in thousands)
	£	£	£
Loss before tax	(47,802)	(36,175)	(25,651)
Tax on loss at standard U.K. tax rate of 19% (2020: 19%; 2019: 19%)	(9,082)	(6,873)	(4,874)
Effects of:
Expenses not deductible	4,757	3,972	2,912
Deduction for R&D	(9,415)	(7,228)	(5,667)
Losses surrendered for R&D tax credit	9,415	7,228	5,667
Deferred tax - PY adjustment	—	1	—
Overseas tax payable - current year	—	—	1
R&D tax credit - U.S.	(15)	—	(1)
R&D tax credit - current year	(7,185)	(5,516)	(4,325)
R&D tax credit - prior years	(69)	22	86
Deferred tax asset not recognized	4,325	2,901	1,962
Income tax credit	(7,269)	(5,493)	(4,239)